Loans and Leases (Details) - Schedule of Loans and Capital Leases - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Loans and Capital Leases [Abstract]
Bank loans	$ 274	$ 746
Less current maturities of bank loans	238	489
Total Long term bank loans	$ 36	$ 257